Other income and expenses, net include the following (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income Expenses Net
Research and development tax credit	€ 21,949	€ 9,937	€ 6,314
Grant income	1,684	7,680	1,886
Profit/(loss) on disposal of fixed assets and intangible assets, net	(42)	(10)	(92)
Profit/(loss) from revaluation of lease agreements		1,584
Taxes, duties, fees, charges, other than income tax	(212)	(168)	(146)
Miscellaneous income/(expenses), net	(403)	95	(1,623)
Other income and expenses, net	€ 22,976	€ 19,117	€ 6,338